Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2018
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Note 22:- Supplementary Financial Statement Information

a.	Non-controlling interest in material partially owned subsidiaries:

	December 31,
	2018	2017
Matrix and its subsidiaries	$106,667	$104,750
Sapiens and its subsidiaries	193,832	193,973
Magic and its subsidiaries	137,158	114,925
Other	110	72
	$437,767	$413,720

b.	Financial income and expenses:

	Year ended December 31,
	2018	2017	2016
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$1,108	$765	$2,602
Interest expenses on loans and borrowings	6,891	7,700	6,061
Financial costs related to Debentures	5,479	2,832	1,959
Bank charges, negative foreign exchange differences and other financial expenses	2,374	18,573	6,972
	15,852	29,870	17,594
Financial income:
Income from marketable securities and embedded derivative	832	138	865
Interest income from deposits, positive foreign exchange differences and other financial income	6,730	8,613	5,143
	7,562	8,751	6,008

Total	$8,290	$(21,119)	$(11,586)

c.	Geographical information:

1)	The Group's property and equipment is located as follows:

	December 31,
	2018	2017

Israel	$22,401	$22,615
United States	4,033	4,369
Europe	1,307	1,412
Japan	282	302
Other	1,159	1,109

Total	$29,182	$29,807

i)	Revenues:

The Group's revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2018	2017	2016
Israel	$893,605	$846,298	$663,341
International:
United States	418,148	322,892	283,297
Europe	141,316	131,025	115,444
Africa	13,726	24,370	2,296
Japan	11,053	15,763	38,310
Other (mainly Asia pacific)	15,140	14,791	5,933
Total	$1,492,988	$1,355,139	$1,108,621

d.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2018	2017	2016

Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$32,365	$10,352	$22,455
Diluted earnings per share - net income attributable to equity holders of the Company	$33,376	$10,085	$23,207
Denominator:
Basic earnings per share - weighted average shares outstanding	14,740	14,437	14,214
Effect of dilutive securities	831	295	1,311

Diluted earnings per share – adjusted weighted average shares outstanding	15,571	14,732	15,525

Basic net earnings per share	2.20	0.72	1.58

Diluted net earnings per share	2.14	0.68	1.49